S000004434 [Member] Investment Objectives and Goals - iShares Morningstar Small-Cap Growth ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF Ticker: ISCGStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.